CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 09, 2020	Jun. 09, 2020
Current Assets
Cash	$ 591,130	$ 1,034,163
Prepaid expenses	164,058	149,727
Total Current Assets	755,188	1,183,890
Cash and cash equivalents held in Trust Account	115,003,881	115,002,152
Total Assets	115,759,069	116,186,042
Current Liabilities:
Accounts payable and accrued expenses	1,605,439	146,558
Total Current Liabilities	1,605,439	146,558
Warrant liability	13,045,299	4,525,250	$ 1,825,433	$ 5,598,227
Deferred underwriting fee payable	4,025,000	4,025,000		4,025,000
Total Liabilities	18,675,738	8,696,808	5,938,775	5,598,227
Commitments and Contingencies
Class A common stock subject to possible redemption, 9,208,333 and 10,248,923 shares at March 31, 2021 and December 31, 2020 at $10.00 per share, respectively	92,083,330	102,489,230
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Common stock		166	137	133
Additional paid-in capital	18,991,736	8,585,940	5,674,272	5,227,183
Accumulated deficit	(13,992,293)	(3,586,390)	$ (674,687)	$ (227,601)
Total Stockholders' Equity	5,000,001	5,000,004			$ 0
Total Liabilities and Stockholders' Equity	115,759,069	116,186,042
Class A common stock
Stockholders' Equity
Common stock	270	166
Class B common stock
Stockholders' Equity
Common stock	$ 288	$ 288